FINANCIAL INSTRUMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Letters of credit outstanding, amount	$ 122	$ 110
Trade receivables, current percentage	99.00%	96.00%
Allowance account for credit losses of financial assets	$ 1	$ 1
Expense recognised during period for bad and doubtful debts	$ 1	$ 1